CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 0	$ 152,127
Cost of revenue	181,373	2,205,476
Gross margin	(181,373)	(2,053,349)
Operating expenses:
Research and development	174,559	1,821,816
Selling and marketing	4,671,975	468,074
General and administrative	13,348,686	8,807,651
Total operating expenses	18,195,220	11,097,541
Loss from operations	(18,376,593)	(13,150,890)
Non-operating income (loss):
Interest income	10,456	17,166
Interest expense (including $103,299 and nil with related parties, respectively)	(472,381)	(3,346,896)
Equity in losses of unconsolidated affiliates (related party)	(30,175)	0
Change in fair value of warrant liabilities	(13,894,830)	2,109,904
Change in fair value of derivative liability	37,900	141,100
Change in fair value of convertible note receivable (related party)	(2,679,772)	0
Change in fair value of notes payable (including $847,646 and nil with related parties, respectively)	(3,616,706)	0
Change in fair value of SEPA liability	682,276	0
Change in fair value of claims settlement liability	2,584,724	0
Loss on issuance of warrants	(8,756,303)	0
Loss on issuance of notes payable	(3,980,062)	0
Loss on issuance of SEPA	(2,582,724)	0
Loss on extinguishment of accounts payable (including $290,676 and nil with related parties, respectively)	(5,361,931)	0
Loss on extinguishment of notes payable (including $2,840,115 and $1,491,666 with related parties, respectively)	(10,138,337)	(20,504,307)
Loss on settlement of claims liability, net	(395,379)	0
Loss on fraudulently induced wire transfer	(1,005,352)	0
SEPA fees and issuance costs	(2,147,287)	0
Gain on sale of intellectual property intangible assets	8,961,872	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	(6,064,823)	0
Interest expense recognized on remeasurement of preferred stock liability	(10,398,050)	0
Other gain (loss), net	(1,447,799)	218,169
Loss before provision for income taxes	(79,071,276)	(34,515,754)
Provision for income taxes	0	0
Net loss	(79,071,276)	(34,515,754)
Reclassification of convertible preferred stock from mezzanine equity to liability	10,398,050	0
Deemed dividend in connection with modification of pre-funded warrants	(3,076,380)	0
Net loss available to common shareholders	$ (71,749,606)	$ (34,515,754)
Net loss per common share, basic	$ (2.25)	$ (29.51)
Net loss per common share, diluted	$ (2.25)	$ (29.51)
Weighted-average common shares used to compute net loss per common share, basic	31,912,339	1,169,797
Weighted-average common shares used to compute net loss per common share, diluted	31,912,339	1,169,797